Government Assistance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IC'Alps SAS [Member]
Government Assistance [Line Items]
Research tax credits	$ 6,613,247
SEALSQ France SAS [Member]
Government Assistance [Line Items]
Research tax credits		$ 4,578,813